BUSINESS ACQUISTIONS (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Operating expenses	$ 357,746	$ 73,637
Other income (expense)	(20,559,139)	9,591
Go Ez Corporation [Member]
Services revenue
Operating expenses	349,010	73,637
Loss from Operations	(349,010)	(73,637)
Other income (expense)	(30,204)	9,591
Net loss	(379,214)	(64,046)
Federal Technology Agency Inc [Member]
Services revenue	218,550
Operating expenses	234,452	823
Loss from Operations	(15,902)	(823)
Other income (expense)
Net loss	(15,902)	(823)
Pro Forma Adjustments [Member]
Services revenue
Operating expenses
Loss from Operations
Other income (expense)	(20,528,935)
Net loss	(20,528,935)
Pro Forma Condensed Combined [Member]
Services revenue	218,550
Operating expenses	583,462	74,460
Loss from Operations	(364,912)	(74,460)
Other income (expense)	(20,559,139)	9,591
Net loss	$ (20,924,051)	$ (64,869)